SHARE CAPITAL (Details Textual) - USD ($)		1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2015	May 27, 2015	Apr. 21, 2015	Feb. 25, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017		Mar. 31, 2016	Apr. 21, 2016
Stock Issued During Period, Value, Stock Options Exercised										$ 18,166
Stock Issued During Period, Value, Issued for Services												$ 169,700
Share-based Compensation						$ 762,208	$ 204,842	$ 1,013,256	$ 424,090	$ 1,001,950		$ 1,495,837
Class of Warrant or Right, Outstanding						13,663,014		13,663,014		17,638,243		17,900,288
Stock Issued During Period, Value, Warrants Exercised								$ 1,125,038		$ 40,195
Proceeds from Warrant Exercises								$ 1,125,038	$ 0	$ 40,195		$ 0
Number Of Shares Committed To Issue								250,000
Interactive Motion Technologies, Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired													100.00%
Issue for Services One [Member]
Stock Issued During Period, Shares, Issued for Services										70,000
Stock Issued During Period, Value, Issued for Services										$ 59,500
Issue for Services Two [Member]
Stock Issued During Period, Shares, Issued for Services										60,000
Stock Issued During Period, Value, Issued for Services										$ 36,000
Issue for Services Three [Member]
Stock Issued During Period, Shares, Issued for Services										87,047
Stock Issued During Period, Value, Issued for Services										$ 62,288
Service Agreements [Member]
Stock Issued During Period, Shares, Issued for Services												53,223
Investor Relation And Consultine Services [Member]
Stock Issued During Period, Shares, Issued for Services												134,248
Stock Issued During Period, Value, Issued for Services												$ 75,600
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.80		$ 0.80	$ 0.80
Stock Issued During Period, Shares, Upon Cashless Exercise Of Warrants									51,249	51,249
Number Of Warrants Exercised									262,045	262,045
Common Stock, Capital Shares Reserved for Future Issuance													23,650,000
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	[1]									110,096
Stock Issued During Period, Value, Stock Options Exercised	[1]									$ 110
Stock Issued During Period, Shares, Issued for Services												117,471
Stock Issued During Period, Value, Issued for Services												$ 117
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 0.80
Stock Issued During Period, Shares, Upon Cashless Exercise Of Warrants										51,249	[1]	45,508
Number Of Warrants Exercised												148,787
Stock Issued During Period, Shares, Warrants Exercised	[1]							5,000,172		174,759
Stock Issued During Period, Value, Warrants Exercised	[1]							$ 5,000		$ 175
Conversion of Stock, Shares Converted										2,090,664
Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.25		$ 0.25
Stock Issued During Period, Shares, Warrants Exercised								5,000,172
Proceeds from Warrant Exercises								$ 1,125,038
Common Shares [Member]
Stock Issued During Period, Shares, Issued for Services					262,904				70,000
Stock Issued During Period, Value, Issued for Services					$ 241,185				$ 59,500
Share-based Compensation					$ 210,323			$ 60,000	$ 43,562
Stock Issued During Period, Shares, Upon Cashless Exercise Of Warrants										51,249		45,508
Stock Issued During Period, Shares, Warrants Exercised										174,759
Fourth Closing [Member]
Payments of Stock Issuance Costs				$ 338,960
Stock Units Issued During Period				3,115,000
Proceeds From Issuance of Stock Units				$ 2,492,000
Stock Units Description				Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period				4 years
Class of Warrant or Right, Outstanding				311,500
Warrants Exercisable Price Per Warrants				$ 0.80
Fifth Closing [Member]
Payments of Stock Issuance Costs			$ 147,566
Stock Units Issued During Period			1,418,750
Proceeds From Issuance of Stock Units			$ 1,135,000
Stock Units Description			Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period			4 years
Class of Warrant or Right, Outstanding			141,875
Warrants Exercisable Price Per Warrants			$ 0.80
Sixth Closing [Member]
Payments of Stock Issuance Costs		$ 211,656
Stock Units Issued During Period		2,035,000
Proceeds From Issuance of Stock Units		$ 1,628,000
Stock Units Description		Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period		4 years
Class of Warrant or Right, Outstanding		203,500
Warrants Exercisable Price Per Warrants		$ 0.80

[1]	Includes exchangeable shares